Goodwill and intangible assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment charge			$ 37
Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment charge			37
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (403)	$ (914)	(1,175)
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(367)	(768)	(669)
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(28)	(141)	(506)
Operating segments [member] | Sandoz | Disposal groups classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			(442)
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(8)	(5)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(403)	(914)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(350)	(515)
Accumulated depreciation, amortisation and impairment | Technologies
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(17)	(40)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(1)	(338)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(35)	(21)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (201)	(485)	(416)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Votrient [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		$ (181)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Other [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (108)